Debt - Credit Facilities (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) unit		Dec. 31, 2022 USD ($) unit		Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Outstanding balance	$ 12,132		$ 12,132		$ 13,132
Debt, Minimum Historical Debt Service Coverage Ratio And Projected Debt Service Coverage Ratio | unit	1.25		1.25
Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Total facility size	$ 1,200		$ 1,200	[1]
Outstanding balance	0		0	[1]	$ 0
Letters of credit issued	329		328	[1]
Available commitment	$ 871		$ 872	[1]
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate		LIBOR or base rate
Debt Instrument, Maturity Date	Mar. 19, 2025		Mar. 19, 2025	[1]
Working Capital Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.10%	[2]	0.10%	[1],[3]
Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.30%	[2]	0.30%	[1],[3]
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.125%	[2]	1.125%	[1],[3]
Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%	[2]	1.75%	[1],[3]
Working Capital Facility [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.125%	[2]	0.125%	[1],[3]
Working Capital Facility [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%	[2]	0.75%	[1],[3]

[1]	Our obligations under the Working Capital Facility are secured by substantially all of our assets as well as a pledge of all of the membership interests in us and certain of our future subsidiaries on a pari passu basis by a first priority lien with the Working Capital Facility. The Working Capital Facility contains customary conditions precedent for extensions.
[2]	The margin on the interest rate and the commitment fees is subject to change based on our credit rating.
[3]	The margin on the interest rate and the commitment fees are subject to change based on our credit rating.